Fair Value Of Financial Instruments And Concentration Of Credit Risk	12 Months Ended
Mar. 31, 2012
Fair Value Of Financial Instruments And Concentration Of Credit Risk

16. FAIR VALUE OF FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK

Fair Value of Financial Instruments

The following table summarizes the carrying value and fair value of financial instruments:

(¥ in millions)
	Carrying Value	Fair Value
At March 31:		Level 1	Level 2	Level 3	Total
2012:
Financial assets:
Finance receivables—net	¥203,861	¥—	¥205,638	¥—	¥205,638
Long-term trade accounts receivable	57,283	—	60,583	—	60,583
Financial liabilities:
Long-term debt	(288,272)	—	(288,038)	—	(288,038)
2011:
Financial assets:
Finance receivables—net	¥193,382	¥—	¥193,749	¥—	¥193,749
Long-term trade accounts receivable	50,971	—	53,725	—	53,725
Financial liabilities:
Long-term debt	(274,198)	—	(274,507)	—	(274,507)

The fair value of finance receivables, long-term trade accounts receivable, and long-term debt is based on discounted cash flows using the current market rate. The carrying value of finance receivables—net in the table excludes finance leases. Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. The carrying value of long-term debt in the table excludes capital lease obligations but includes the current portion, which is included in current portion of long-term debt on the consolidated balance sheets.

The carrying value of cash and cash equivalents, notes and accounts receivable and payable (excluding the current portion of long-term trade accounts receivable), short-term borrowings, and other current financial assets and liabilities approximate the fair value because of the short maturity of those instruments. The fair value measurements of these assets and liabilities are categorized into Level 2, except for cash which is categorized into Level 1. The carrying value and fair value of other investments and derivatives are disclosed in Note 17.

Concentration of Credit Risks

A large portion of trade accounts receivable and retail finance receivables are from dealers or customers in the farm equipment market in North America. Trade accounts receivable and retail finance receivables arise from the sales of the Company’s products to a large number of dealers and to retail customers, respectively. The Company considers that credit risks on these receivables are limited since no single dealer or customer represents a significant concentration of credit risks.